Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of December 31, 2018 and 2017 are as follows:

	Balance as of December 31,
	2018	2017

Credit receivables (current)	5,328	11,567
Total current receivables with related parties	5,328	11,567

Credit receivables (non-current)	-	2,108
Total non-current receivables with related parties	-	2,108

Trade payables (current)	19,352	63,409
Total current payables with related parties	19,352	63,409

Credit payables (non-current)	33,675	141,031
Total non-current payables with related parties	33,675	141,031

Related party transactions
The transactions carried out by entities included in these consolidated financial statements with related parties not included in the consolidation perimeter of Atlantica Yield, primarily with Abengoa and with subsidiaries of Abengoa, during the twelve-month periods for the years ended December 31, 2018, 2017 and 2016 have been as follows:

	For the twelve-month period ended December 31,
	2018	2017	2016
Services rendered	-	3,495	1,220
Services received	(101,582)	(114,416)	(115,779)
Financial income	3,721	74	60
Financial expenses	(398)	(1,154)	(2,460)